Acquisitions - Proforma Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
S&D Acquisition
Business Acquisition
Revenue			$ 647,935
Net loss attributable to common shareholders			$ (138,896)
Kohana Coffee, LLC
Business Acquisition
Revenue	$ 884,228	$ 716,849
Net loss attributable to common shareholders	$ (84,651)	$ (44,353)